Share-Based Compensation - Schedule of Company’s Restricted Stock Unit Activity (Details) - Restricted Stock Unit Activity [Member] - $ / shares		3 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, granted
Weighted-average grant date fair value, granted
Weighted- Average Remaining Vesting Period, granted
Number of shares, vested		(16,617)	(71,571)
Weighted-average grant date fair value, vested		$ 1.63	$ 1.63
Weighted- Average Remaining Vesting Period, vested
Number of shares, forfeited
Weighted-average grant date fair value, forfeited
Weighted- Average Remaining Vesting Period, forfeited
Number of shares, outstanding	93,728	5,539	22,156
Weighted-average grant date fair value, outstanding	$ 1.63	$ 1.63	$ 1.63
Weighted-average remaining vesting period, outstanding	1 year 2 months 12 days		2 months 12 days